Regulatory Assets and Liabilities - Other Electric Utilities (Narrative) (Details) $ in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2020 USD ($)	Dec. 31, 2021	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2014
Public Utilities, General Disclosures [Line Items]
Income tax expense (recovery)			$ (341)	$ (61)
Other Electric Utilities | Operating
Public Utilities, General Disclosures [Line Items]
Income tax expense (recovery)			$ 8	$ (11)
Barbados Light and Power Company Limited | Other Electric Utilities | Operating
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity			10.00%	10.00%
Income tax expense (recovery)	$ 9.6
Deferred Tax Liabilities, Regulatory Assets and Liabilities	$ 6.9
GBPC | GBPA | Other Electric Utilities | Operating
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity			8.34%	8.50%
Recovery Period		5 years
GBPC | GBPA | Other Electric Utilities | Operating | Scenario Plan
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity		8.37%
Domlec | Independent Regulatory Commission, Dominica | Other Electric Utilities | Operating
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity			15.00%	15.00%
Domlec | Independent Regulatory Commission, Dominica | Other Electric Utilities | Operating | Transmission, Distribution & Supply License and a Generation License
Public Utilities, General Disclosures [Line Items]
Finite-Lived Intangible Asset, Useful Life					25 years